Organization and Nature of Operations - Balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 65,901,123	$ 9,028,417	¥ 91,329,030
Restricted cash	6,849	938	479
Time deposits and short-term investments	46,904,548	6,425,897	11,933,255
Trade receivable	135,112	18,510	143,523
Inventories	8,185,604	1,121,423	6,871,979
Prepayments and other current assets	5,176,546	709,184	4,247,318
Total current assets	126,309,782	17,304,369	114,525,584
Non-current assets:
Long-term investments	922,897	126,436	1,595,376
Property, plant and equipment, net	21,140,933	2,896,296	15,745,018
Operating lease right-of-use assets, net	8,323,963	1,140,378	5,939,230
Intangible assets, net	914,951	125,348	864,180
Deferred tax assets	2,542,180	348,277	1,990,245
Other noncurrent assets	2,188,888	299,876	2,802,354
Total non-current assets	36,039,296	4,937,362	28,941,887
Total assets	162,349,078	22,241,731	143,467,471
Current liabilities:
Trade and notes payable	53,596,194	7,342,648	51,870,097
Amounts due to	11,492	1,574	10,607
Operating lease liabilities, current	1,438,092	197,018	1,146,437
Accruals and other current liabilities	12,397,322	1,698,426	11,214,626
Total current liabilities	69,215,896	9,482,538	72,742,709
Non-current liabilities:
Long-term borrowings	8,151,598	1,116,764	1,747,070
Operating lease liabilities, non-current	5,735,738	785,793	3,677,961
Deferred tax liabilities	864,999	118,504	200,877
Other non-current liabilities	5,696,950	780,479	3,711,414
Total non-current liabilities	21,812,800	2,988,340	10,149,540
Total liabilities	91,028,696	12,470,878	82,892,249
Total shareholders' equity	70,874,884	9,709,820	60,142,624
Total liabilities and shareholders' equity	162,349,078	$ 22,241,731	143,467,471
VIEs and VIEs' subsidiaries
Current assets:
Cash and cash equivalents	3,746,663		27,730,141
Restricted cash	3,386
Time deposits and short-term investments	2,507,701		10,207,873
Trade receivable	4,258		3,476
Amounts due from the Group companies	¥ 3,271,021		¥ 30,567,860
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Group companies	Group companies	Group companies
Inventories			¥ 254
Prepayments and other current assets	¥ 155,002		172,090
Total current assets	9,688,031		68,681,694
Non-current assets:
Long-term investments	171,538		362,773
Property, plant and equipment, net	124,775		112,586
Operating lease right-of-use assets, net	612,329		653,620
Intangible assets, net	666,853		669,495
Deferred tax assets	3,127
Other noncurrent assets	297,716		463,659
Total non-current assets	1,876,338		2,262,133
Total assets	11,564,369		70,943,827
Current liabilities:
Trade and notes payable	1,343,590		4,466,778
Operating lease liabilities, current	50,213		45,011
Accruals and other current liabilities	324,410		590,927
Total current liabilities	2,615,851		63,091,118
Non-current liabilities:
Operating lease liabilities, non-current	667,776		705,635
Deferred tax liabilities	4,637
Other non-current liabilities	31,488		25,321
Total non-current liabilities	703,901		730,956
Total liabilities	3,319,752		63,822,074
Total shareholders' equity	8,244,617		7,121,753
Total liabilities and shareholders' equity	11,564,369		70,943,827
VIEs and VIEs' subsidiaries | Group companies
Current liabilities:
Amounts due to	897,615		57,988,379
VIEs and VIEs' subsidiaries | Related parties
Current liabilities:
Amounts due to	¥ 23		¥ 23